Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of joint ventures [line items]
Company's share of other comprehensive income in immaterial joint ventures	$ 20.9	₨ 1,530.3	₨ 1,001.3	₨ (474.6)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount of the Company's interest in immaterial joint ventures	$ 1.4				₨ 100.4
Company's share of profit/(loss) in immaterial joint ventures				₨ (25.0)
Company's share of other comprehensive income in immaterial joint ventures		1.5
Company's share of total comprehensive income in associates		₨ 1.5	₨ (25.0)